4. ACCRUED EXPENSES (Tables)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of accrued expenses
	2014	2013
Professional fees	$132,243	$331,494
Stock subscription	-	270,000
Interest	82,760	63,447
Other current liabilities	63,174	56,024
Total	$278,177	$720,965

	2013	2012
Professional fees	$331,494	$95,567
Stock subscription	270,000	-
Interest	63,447	44,090
Other current liabilities	56,024	7,117
Total	$720,965	$146,774